Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
20.
INTANGIBLE ASSETS

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Carrying amount
Mobile Broadband Concession	$65,371	$58,981
Computer software	551	442
Goodwill	217	217
Others	144	122
	$66,283	$59,762

	Mobile Broadband Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2023	$109,963	$2,798	$291	$422	113,474
Additions-acquired separately	—	231	—	6	237
Disposal	—	(499)	—	(6)	(505)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	3	—	—	3
Balance on December 31, 2023	$109,963	$2,533	$291	$422	$113,209
Accumulated amortization and impairment
Balance on January 1, 2023	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Amortization expenses	(6,389)	(276)	—	(34)	(6,699)
Disposal	—	499	—	6	505
Effect of foreign exchange differences	—	(1)	—	—	(1)
Others	—	—	—	—	—
Balance on December 31, 2023	$(38,202)	$(1,954)	$(74)	$(252)	$(40,482)
Balance on December 31, 2023, net	$71,761	$579	$217	$170	$72,727
Cost
Balance on January 1, 2024	$109,963	$2,533	$291	$422	$113,209
Additions-acquired separately	—	229	—	5	234
Disposal	—	(358)	—	(8)	(366)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	24	—	—	24
Balance on December 31, 2024	$109,963	$2,428	$291	$419	$113,101
Accumulated amortization and impairment
Balance on January 1, 2024	$(38,202)	$(1,954)	$(74)	$(252)	$(40,482)
Amortization expenses	(6,390)	(278)	—	(31)	(6,699)
Disposal	—	358	—	8	366
Effect of foreign exchange differences	—	—	—	—	—
Others	—	(3)	—	—	(3)
Balance on December 31, 2024	$(44,592)	$(1,877)	$(74)	$(275)	$(46,818)
Balance on December 31, 2024, net	$65,371	$551	$217	$144	$66,283
Cost
Balance on January 1, 2025	$109,963	$2,428	$291	$419	$113,101
Additions-acquired separately	—	140	—	4	144
Disposal	—	(249)	—	(2)	(251)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	2	—	(1)	1
Balance on December 31, 2025	$109,963	$2,321	$291	$420	$112,995
Accumulated amortization and impairment
Balance on January 1, 2025	$(44,592)	$(1,877)	$(74)	$(275)	$(46,818)
Amortization expenses	(6,390)	(251)	—	(25)	(6,666)
Disposal	—	249	—	2	251
Effect of foreign exchange differences	—	—	—	—	—
Balance on December 31, 2025	$(50,982)	$(1,879)	$(74)	$(298)	$(53,233)
Balance on December 31, 2025, net	$58,981	$442	$217	$122	$59,762

The concessions are granted and issued by the National Communications Commission (“NCC”). The concession fees are amortized using the straight-line method over the period from the date operations commence through the date the license expires or the useful life, whichever is shorter. The 4G concession fees will be fully amortized by December 2030 and December 2033, and 5G concession fees will be fully amortized by December 2040.

The computer software is amortized using the straight-line method over the estimated useful lives of 1 to 10 years. Other intangible assets, except for those assessed as having indefinite useful lives, are amortized using the straight-line method over the estimated useful lives of 3 to 20 years. Goodwill is not amortized.

The Company did not recognize any impairment loss on intangible assets for the years ended December 31, 2023, 2024 and 2025.